Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue), 28th Floor
New York, New York 10019
April 25, 2022
FILED VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-1004
Re: Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Direxion Coffee Strategy ETF, Direxion Lumber Strategy ETF, Direxion Breakfast Commodities Strategy ETF, Direxion Copper Strategy ETF, Direxion Corn Strategy ETF, and the Direxion Soybeans Strategy ETF that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated April 20, 2022, filed electronically as Post-Effective Amendment No. 335 to the Trust’s Registration Statement on Form N-1A on April 20, 2022.
If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates at (202) 778-9475.
Sincerely,
DIREXION SHARES ETF TRUST
/s/ Angela Brickl
Secretary
Rafferty Asset Management, LLC